Summary of significant accounting policies (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other investments
Other short term investments	$ 1,550,759	¥ 10,766,920,000
Other long term investments	$ 1,007,839	6,997,425,000	¥ 0
Lower yield investments sold to the third-party investors recorded as accrued expenses and other current liabilities		18,106,270,000	0
Nonrecourse securitization debt
Collateralized accounts receivables and loans		¥ 17,339,490,000	¥ 4,320,000,000
Nonrecourse securitization debt
Nonrecourse securitization debt
Weighted average interest rate	4.39%	4.39%	5.30%
Minimum
Land use rights, net
Estimated useful lives (in years)	34 years
Maximum
Land use rights, net
Estimated useful lives (in years)	70 years
JD Finance
Other investments
Other short term investments		¥ 10,766,920,000	¥ 0
Domain names
Intangible assets, net
Estimated useful lives (in years)	10 years
Trademarks | Minimum
Intangible assets, net
Estimated useful lives (in years)	7 years
Trademarks | Maximum
Intangible assets, net
Estimated useful lives (in years)	20 years
Copyrights | Minimum
Intangible assets, net
Estimated useful lives (in years)	2 years
Copyrights | Maximum
Intangible assets, net
Estimated useful lives (in years)	5 years